Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	11/01/19 - 11/30/19
Interest Accrual Period	11/15/19 - 12/15/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/19	620,644,248.53	31,176
Yield Supplement Overcollateralization Amount 10/31/19	36,886,051.96	0
Receivables Balance 10/31/19	657,530,300.49	31,176
Principal Payments	23,096,273.04	546
Defaulted Receivables	1,015,983.55	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	34,941,518.20	0
Pool Balance at 11/30/19	598,476,525.70	30,587

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.40%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	5,830,847.23	254
Past Due 61-90 days	1,523,978.25	71
Past Due 91-120 days	456,565.83	22
Past Due 121+ days	0.00	0
Total	7,811,391.31	347

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.23%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	591,154.02
Aggregate Net Losses/(Gains) - November 2019	424,829.53
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.78%
Prior Net Losses Ratio	0.85%
Second Prior Net Losses Ratio	0.47%
Third Prior Net Losses Ratio	1.08%
Four Month Average	0.80%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	15,859,627.93
Actual Overcollateralization	15,859,627.93
Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	49.59

Flow of Funds	$ Amount

Collections	25,518,475.37
Investment Earnings on Cash Accounts	6,452.28
Servicing Fee	(547,941.92)
Transfer to Collection Account	0.00
Available Funds	24,976,985.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,463,018.58
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,720,650.24
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,859,627.93
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,847,102.31

Total Distributions of Available Funds	24,976,985.73

Servicing Fee	547,941.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 11/15/19	604,197,175.94
Principal Paid	21,580,278.17
Note Balance @ 12/16/19	582,616,897.77

Class A-1
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2
Note Balance @ 11/15/19	158,577,175.94
Principal Paid	21,580,278.17
Note Balance @ 12/16/19	136,996,897.77
Note Factor @ 12/16/19	37.1265306%

Class A-3
Note Balance @ 11/15/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	326,000,000.00
Note Factor @ 12/16/19	100.0000000%

Class A-4
Note Balance @ 11/15/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	89,060,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Note Balance @ 11/15/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	30,560,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,549,605.25
Total Principal Paid	21,580,278.17
Total Paid	23,129,883.42

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	370,013.41
Principal Paid	21,580,278.17
Total Paid to A-2 Holders	21,950,291.58

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.5486451
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.5669067
Total Distribution Amount	23.1155518

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.0027464
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	58.4831387
Total A-2 Distribution Amount	59.4858851

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	265.09
Noteholders' Principal Distributable Amount	734.91

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/19	2,546,066.61
Investment Earnings	3,710.47
Investment Earnings Paid	(3,710.47)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61